EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE
Schedule of basic earnings per share and diluted earnings per share

	2013	2014	2015
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:

Net income attributable to 51job, Inc.	500,640	438,910	618,057
Eliminate the dilutive effect of interest expense, change in fair value and foreign exchange translation related to convertible senior notes	—	—	32,653

Numerator for diluted earnings per share	500,640	438,910	650,710

Denominator:

Denominator for basic earnings per share — weighted average common shares outstanding	58,551,925	58,475,397	57,714,850
Dilutive effect of convertible senior notes	—	—	4,035,672
Dilutive effect of share options	1,517,272	1,216,596	748,129

Denominator for diluted earnings per share	60,069,197	59,691,993	62,498,651

Basic earnings per share	8.55	7.51	10.71

Diluted earnings per share	8.33	7.35	10.41